INCOME TAXES - Additional Information (Detail) $ / shares in Units, MOP$ in Thousands, $ in Thousands		6 Months Ended				12 Months Ended
	Mar. 26, 2021	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MOP (MOP$)	Jun. 26, 2022 USD ($)	Jun. 26, 2022 MOP (MOP$)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 MOP (MOP$)
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income						12.00%	12.00%	12.00%	12.00%
Expected increase (decrease) in net income attributable to the parent if taxes on casino gaming profits have been paid						$ 75,190	$ 25,252	$ 10,688
Effective tax rate						(3.34%)	(0.48%)	(0.30%)	(0.30%)
Valuation allowances		$ 299,620				$ 374,623	$ 299,620
Adjusted operating tax losses carried forwards, expired						448,834
Aggregate undistributed earnings of foreign subsidiaries		745,425				745,694	745,425
Provision related to tax withholding for dividends						0
Deferred income tax liability, undistributed earnings		89,449				89,483	89,449
Unrecognized tax benefits that would impact effective tax rate		22,940				27,332	22,940
Income tax expense (benefit)						13,422	$ 5,236	$ 2,885
Operating Tax Loss Carry Forwards With Expiry Dates [Member]
Schedule of Income Taxes [Line Items]
Adjusted operating tax losses carry forwards expiration						1,380,467
Operating Tax Loss Carry Forwards With No Expiry Date [Member]
Schedule of Income Taxes [Line Items]
Adjusted operating tax losses carry forwards expiration						$ 10,048
Diluted [Member]
Schedule of Income Taxes [Line Items]
Expected increase in loss per share if taxes on casino gaming profits have been paid | $ / shares						$ 0.057	$ 0.018	$ 0.007
Philippine Corporate Income Tax [Member]
Schedule of Income Taxes [Line Items]
Statute of limitation for tax return						3 years
Philippine Corporate Income Tax [Member] | July 1, 2020 until June 30, 2023 [Member] | Minimum [Member]
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	1.00%
Philippine Corporate Income Tax [Member] | Before July 1, 2020 [Member]
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	30.00%
Philippine Corporate Income Tax [Member] | Before July 1, 2020 [Member] | Minimum [Member]
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	2.00%
Philippine Corporate Income Tax [Member] | After July 1, 2020 [Member]
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	25.00%
Lump sum in lieu of Macau Complementary Tax on dividends [Member]
Schedule of Income Taxes [Line Items]
Annual lump sum in lieu of Macau Complementary tax on dividend		$ 518	MOP$ 4,167	$ 497	MOP$ 4,000			$ 2,342	MOP$ 18,900
Income tax expense (benefit)						$ 5,650
Macau Complementary Tax [Member]
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income						12.00%	12.00%	12.00%	12.00%
Statute of limitation for tax return						5 years
Hong Kong Profits Tax [Member]
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income						16.50%	16.50%	16.50%	16.50%
Statute of limitation for tax return						6 years
Cyprus Corporate Income Tax [Member]
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income						12.50%	12.50%	12.50%	12.50%
Statute of limitation for tax return						6 years